Financial Highlights	12 Months Ended
Sep. 30, 2023
Investment Company [Abstract]
Financial Highlights

Note 9. Financial Highlights

The financial highlights for the Company are as follows:

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Per share data:(1)	Class I
Net asset value at beginning of period	$25.00
Distributions declared:(2)
From net investment income	(0.63)
Net investment income	0.65
Net realized gain (loss) on investment transactions	0.06
Net realized gain (loss) on extinguishment of debt	(0.06)
Net change in unrealized appreciation (depreciation) on investment transactions(3)	(0.02)
Net asset value at end of period	$25.00
Total return based on net asset value per share(4)	2.54%
Number of common shares outstanding	26,133,510.522

Period from June 30, 2023
(commencement of operations)
to September 30, 2023
Listed below are supplemental data and ratios to the financial highlights:	Class I
Ratio of net investment income to average net assets*	10.22%
Ratio of total expenses to average net assets*(5)	9.76%
Ratio of incentive fee waiver to average net assets	(0.05)%
Ratio of expense support to average net assets	(0.19)%
Ratio of incentive fees to average net assets(5)	0.36%
Ratio of net expenses to average net assets*(5)	9.52%
Ratio of total expenses (without incentive fees) to average net assets*	9.40%
Total return based on average net asset value(6)	2.52%
Total return based on average net asset value - annualized(6)	9.90%
Net assets at end of period	$653,338
Average debt outstanding	$535,035
Average debt outstanding per share	$20.55
Portfolio Turnover*	7.90%
Asset coverage ratio(7)	213.87%
Asset coverage ratio per unit(8)	$2,138.73
Average market value per unit (9):
2023 Debt Securitization	N/A
SMBC Credit Facility	N/A
Adviser Revolver	N/A
*	Annualized for a period less than one year.
(1)	Based on actual number of shares outstanding at the end of the corresponding period or the weighted average shares outstanding for the period, unless otherwise noted, as appropriate.
(2)	The per share data for distributions reflect the amount of distributions paid or payable with a record date during the applicable period.
(3)	Includes the impact of different share amounts as a result of calculating certain per share data based on weighted average shares outstanding during the period and certain per share data based on the shares outstanding at the end of the period and as of the dividend record date.
(4)	Total return based on net asset value per share assumes distributions are reinvested in accordance with the DRIP and is not annualized. Total return does not include sales load.
(5)	Incentive fees are not annualized in the calculation.
(6)	Total return based on average net asset value is calculated as (a) the net increase (decrease) in net assets resulting from operations divided by (b) the daily average of total net assets. Total return does not include sales load.
(7)	In accordance with the 1940 Act, with certain limited exceptions, the Company is currently allowed to borrow amounts such that its asset coverage, as defined in the 1940 Act, is at least 200% after such borrowing.
(8)	Asset coverage ratio per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness. Asset coverage ratio per unit is expressed in terms of dollar amounts per $1,000 of indebtedness.
(9)	Not applicable as such senior securities are not registered for public trading.